Net Loss Per Share - Schedule of Shares Excluded from Computation of Diluted Net Loss Per Share (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Earn-outs, up to an aggregate	62,564,533	13,457,486	65,628,258	10,066,610
Outstanding Warrants
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Earn-outs, up to an aggregate			20,549,468	1,282,306
Restricted Stock Awards
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Earn-outs, up to an aggregate			5,129,222
Outstanding Stock Options and Restricted Stock Units
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Earn-outs, up to an aggregate			11,824,568	8,784,304
Outstanding Earnout Shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Earn-outs, up to an aggregate			28,125,000